Income Taxes - Schedule of Reconciliation between the Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Reconciliation between the Provision for Income Taxes [Abstract]
Loss from operations in mainland China		¥ 701,725		¥ 61,208	¥ (32,676)
Loss from operations in Hong Kong and others		(1,054,091)		(562,312)	(2,316)
Loss from continuing operations before income taxes and share of loss of affiliates		¥ (352,366)		¥ (501,104)	¥ (34,992)
Statutory tax rate		25.00%	25.00%	25.00%	25.00%
Income tax benefits at statutory tax rate		¥ (88,091)		¥ (125,276)	¥ (8,748)
Deferred tax effect of tax rate change					(5,751)
True-up temporary book/tax differences				70	2,123
Disposal of a subsidiary					(6,561)
Entertainment		23,985		1,192
Provision for expected credit losses on other receivables		131,881
Other		179		350	500
Effect of tax holidays on concessionary rates granted to PRC entities		171		(2,861)	3,262
Effect of different tax rates of entities operating in other jurisdictions		(101,874)		112,158	579
Change in valuation allowance		17,300		24,407	23,051
Net effect of fair value changes	[1]	5,674		19,672
Unrecognized tax benefits arising from certain transfer pricing arrangements		(15,828)		(18,096)	260
Other		6,961		1,910	(130)
Income tax (benefit) expense		¥ (19,642)	$ (2,742)	¥ 13,526	¥ 8,585

[1]	The net effect of fair value changes for the year ended June 30, 2025 is primarily arising from fair value changes in contingent consideration and equity interests held by the Group.